Intangibles, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Net Excluding Goodwill (Textual)
Amortization of Intangible Assets	$ 7,000	$ 7,000
Amortization expense, 2015	7,000
Amortization expense, 2016	7,000
Amortization expense, 2017	7,000
Amortization expense, 2018	7,000
Amortization expense, 2019	$ 6,000